Note 11 - Equity (Details Textual)														3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 16, 2023 shares	Aug. 29, 2023 $ / shares shares	Jul. 08, 2023 shares	May 01, 2023 $ / shares shares	Mar. 15, 2023 USD ($) shares	Feb. 23, 2023 $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Nov. 23, 2022	Sep. 15, 2022 USD ($) $ / shares shares	Aug. 17, 2022 USD ($) shares	Jul. 05, 2022 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 15, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Aug. 16, 2022 $ / shares shares	Jul. 04, 2022 $ / shares	Dec. 31, 2021 $ / shares
Proceeds from Issuance or Sale of Equity | $																$ 945,000	$ 1,225,000	$ 4,643,000	$ 290,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.07												$ 2.19		$ 2.19		$ 2.07	$ 2.26					$ 7.5
Stock Repurchased and Retired During Period, Shares (in shares)			4,217
Shares Authorized (in shares)		2,500,000,000												2,500,000,000		2,500,000,000		2,500,000,000
Common Stock, Shares Authorized (in shares)		2,470,000,000												2,470,000,000		2,470,000,000		2,470,000,000	2,470,000,000
Preferred Stock, Shares Authorized (in shares)		30,000,000												30,000,000		30,000,000		30,000,000	30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $																$ 0	0		$ 692,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $		$ 0												$ 0		0		$ 0	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $		434,000												317,000		$ 317,000		$ 434,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	106,000				3,148,288											0		795,916
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	5 years				5 years													5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)	106,000				362,584											187,739		246,883
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years				3 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense | $														$ 58,000	$ 74,000	$ 117,000	$ 148,000	$ 295,000	$ 60,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio										750
Conversion of Series B Preferred Stock to Common Stock [Member]
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $		$ 1,000																$ 1,000
Preferred Stock, Convertible, Conversion Ratio		1																1
Conversion of Stock, Shares Converted (in shares)		14,578,833														14,578,833
Preferred Stock, Mandatory Conversion Feature, Company Valuation | $		$ 18,000																$ 18,000
Related Party [Member] | Consulting Fees [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 0.0041
Stock Issued During Period, Shares, Issued for Services (in shares)						284,964
August 2022 Securities Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												13,333
Series C Preferred Unit Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1		1										1		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.56		$ 2.56										$ 2.56		$ 2.56		$ 2.56
Warrants and Rights Outstanding, Term (Year)		3 years												3 years		3 years		3 years
Warrants or Rights Issued (in shares)																836,531		759,863
Noncash Warrants Issued (in shares)																		781,250
Tranche A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		526,749																526,749
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.75																$ 0.75					$ 0.75
Class of Warrant or Right, Exercise Price, Purchase Price Numerator | $		$ 50,000																$ 50,000
Tranche B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		262,051																262,051
Class of Warrant or Right, Exercise Price, Purchase Price Numerator | $		$ 150,000																$ 150,000
Convertible Debt and Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																						198,482
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																						$ 3
WPC Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																					123,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																					$ 0.00473
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																				6,048,456
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																				$ 0.01
Warrants and Rights Outstanding, Term (Year)																				5 years
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)													3,198,421
Preferred Stock, Shares Authorized (in shares)														30,000,000		30,000,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)							14,578,833	10,799,136
Shares Issued, Price Per Share (in dollars per share) | $ / shares								$ 0.1852
Proceeds from Issuance of Preferred Stock and Preference Stock | $							$ 2,700,000
Payments of Stock Issuance Costs | $							$ 92,000
Preferred Stock, Shares Authorized (in shares)		30,000,000																30,000,000	30,000,000
Series C Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity | $		$ 1,969,000														$ 1,070,000
Payments of Stock Issuance Costs | $		$ 67,000														$ 125,000
Units Issued During Period, New Issues (in shares)		1,538,134		7,812,500												836,085
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $		$ 2,000																$ 2,000
Preferred Stock, Shares Authorized (in shares)
Preferred Stock, Mandatory Conversion Feature, Company Valuation | $		$ 65,000																$ 65,000
Series C Preferred Stock [Member] | Series C Preferred Unit Warrants [Member]
Class of Warrant or Right, Combined Purchase Price (in dollars per share) | $ / shares				$ 1.28
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)									32,536,386		51,282
Proceeds from Issuance or Sale of Equity | $									$ 133,000		$ 250,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares									$ 0.0041		$ 4.87
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)												10,000,000
Proceeds from Issuance or Sale of Equity | $												$ 40,000